Note 6 - Intangible Assets (Details) - Intellectual Property (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intellectual Property [Abstract]
Intellectual property	$ 519	$ 519	$ 519
Less accumulated amortization	(423)	(418)	(401)
Total intangibles, net	$ 96	$ 101	$ 118